Schedule of Basic and Diluted Loss Per Ordinary Share (Details) - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Net (loss) income		$ (583,689)	$ 1,762,447
Less: Income attributable to Ordinary Shares subject to possible redemption		(39,544)	(2,058,429)
Adjusted net loss		$ (623,233)	$ (295,982)
Weighted average shares outstanding, basic and diluted	[1]	3,592,787	3,446,449
Basic and diluted net loss per ordinary share	[2]	$ (0.17)	$ (0.09)

[1]	Excludes an aggregate of
[2]	Net loss per ordinary share – basic and diluted excludes income attributable to Ordinary Shares subject to possible redemption of $